WARRANTY RESERVES	12 Months Ended
Jun. 30, 2024
WARRANTY RESERVES
WARRANTY RESERVES

7.WARRANTY RESERVES

The Company establishes warranty reserves to provide for estimated future expenses as a result of construction and product defects, product recalls, and litigation incidental to its homebuilding business. Estimates are determined based on management’s judgment, considering factors such as historical spending and sales pace. The table below presents the activity related to warranty reserves, which are included in accrued expenses and other current liabilities on the accompanying consolidated balance sheets. Actual realized payments for warranty claims are expensed through cost of sales.

The Company generally provides homebuyers with a one-year warranty on the house and a 10-year limited warranty for major defects in structural elements, such as framing components and foundation systems.

Changes to warranty reserves were as follows for the fiscal years ended June 30, 2024, 2023, and 2022 (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Warranty reserves, beginning of period	¥46,116	¥54,302	¥24,009
Provision (reversal) of warranty reserves	(13,217)	(3,506)	47,899
Warranty expenditures	(153)	(4,680)	(17,606)
Warranty reserves, end of period	¥32,746	¥46,116	¥54,302